Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances

9. Related Party Transactions and Balances

The Group purchased RMB3,300 food materials in 2009 from Mr. Dehong Chen, one of the shareholders of the Group. The Group had no transactions with Mr. Chen in 2010 or 2011 and no amount was payable to Mr. Chen as of December 31, 2011.

During 2009 ,2010 and 2011, the Group leased certain properties from the Founders for office space and restaurant operations and incurred rental expenses for these facilities of RMB1,497, RMB960 and RMB960, respectively. As of December 31, 2011, no amounts were payable to the Founders in relation to these leases.

In December 2009, the Group purchased commercial property from Mr. Xingqiang Zhang, one of the Founders, for office space and restaurant operations totaling RMB12,000, which was settled in 2010. As of December 31, 2011, no amounts were payable to Mr. Zhang in relation to the purchase of commercial property.

	2010	2011
	RMB
Related party balances
Amounts due from related parties
— Shareholders and key management personnel	100	100
Amounts due to related parties
— Shareholders and key management personnel	560	—

Amounts due from related parties were mainly comprised of reimbursement from one of the founders which was settled in February 2012. Amounts due from and to related parties are unsecured, interest-free and have no fixed repayment terms.